Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Services	$ 36,965	$ 21,937	$ 18,064
Licenses	25	250	250
Royalties and other revenues	64	52	146
Revenues	37,054	22,239	18,460
Cost of goods & services sold	(17,835)	(11,675)	(10,416)
Gross profit	19,219	10,564	8,044
Research and development expenses	(7,557)	(6,673)	(4,543)
Selling and marketing expenses	(26,582)	(17,744)	(16,752)
General and administrative expenses	(23,539)	(14,149)	(13,990)
Other operating income, net	559	1,161	118
Operating loss	(37,900)	(26,841)	(27,123)
Financial expenses, net	(6,144)	(2,161)	(1,539)
Loss before income tax	(44,044)	(29,002)	(28,662)
Income tax	0	0	0
Loss for the year	$ (44,044)	$ (29,002)	$ (28,662)
Loss per share attributable to parent
Basic (in Dollars per share)	$ (0.28)	$ (0.24)	$ (0.34)